SHARE-BASED PAYMENTS - Performance Share Units (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($) shares
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments canceled in share-based payment arrangement (in shares)	1,117,219
Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0
Expense from share-based payment transactions with employees | $	$ 1.7